Document and Entity Information	Feb. 03, 2021
Cover [Abstract]
Entity Registrant Name	TORCHLIGHT ENERGY RESOURCES INC
Amendment Flag	false
Entity Central Index Key	0001431959
Document Type	8-K
Document Period End Date	Feb. 03, 2021
Entity Incorporation State Country Code	NV
Entity File Number	001-36247
Entity Tax Identification Number	74-3237581
Entity Address, Address Line One	5700 W. Plano Parkway
Entity Address, Address Line Two	Suite 3600
Entity Address, City or Town	Plano
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	75093
City Area Code	- (214)
Local Phone Number	432-8002
Written Communications	false
Soliciting Material	true
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.001 par value
Trading Symbol	TRCH
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false